DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund
Delaware International Value Equity Fund
(each, a “Fund” and together, the “Funds”)

Supplement to the Funds’ Statement of Additional Information
dated March 29, 2019

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Other Accounts Managed”:

Delaware Management Company

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Nov. 30, 2018 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of Dec. 31, 2018.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Liu-Er Chen
Registered investment companies	7	$7.2 billion	0	$0
Other pooled investment vehicles	5	$825.6 million	0	$0
Other accounts	3	$797.5 million	1	$310.4 million
Joseph Devine
Registered investment companies	2	$377.6 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	$257.5 million	0	$0
Stephan Maikkula
Registered investment companies	2	$377.6 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	$257.5 million	0	$0
Gabriel Wallach
Registered investment companies	2	$377.6 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	$257.5 million	0	$0
Christopher Gowlland*
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$37.9 million	0	$0
Other accounts	0	$0	0	$0
Jens Hansen**
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$2.6 billion	0	$0
Other accounts	11	$1.8 billion	1	$300.5 million
Klaus Petersen**
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$2.6 billion	0	$0
Other accounts	11	$1.8 billion	1	$300.5 million

Claus Juul**
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$2.6 billion	0	$0
Other accounts	11	$1.8 billion	1	$300.5 million
Åsa Annerstedt**
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	9	$2.6 billion	0	$0
Other accounts	11	$1.8 billion	1	$300.5 million
* Christopher Gowlland became portfolio manager of Delaware Global Value Fund and Delaware International Value Equity Fund in July 2019.  Information provided is as of June 30, 2019.
** Jens Hansen, Klaus Petersen, Claus Juul and Åsa Annerstedt became portfolio managers of Delaware Global Value Fund and Delaware International Value Equity Fund in March 2019.  Information provided is as of Jan. 31, 2019.

Effective the date of this supplement, the following sentence replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Ownership of Fund Shares”:

Ownership of Fund Shares

As of Nov. 30, 2018, the portfolio managers beneficially owned shares of the Funds, as described below. As of Jan. 31, 2019, Ms. Annerstedt, and Messrs. Hansen, Petersen, and Juul did not own shares of the Funds. As of June 30, 2019, Mr. Gowlland did not own shares of the Funds.

Please keep this Supplement for future reference.

This Supplement is dated July 29, 2019.